Commitments and Contingencies - Additional Information (Detail) - USD ($)	Dec. 21, 2021	May 06, 2021	Apr. 04, 2022	Mar. 31, 2022	Mar. 16, 2022	Mar. 09, 2022	Dec. 31, 2021	Dec. 24, 2021	Dec. 07, 2021
ZANITE ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Deferred underwriting fee payable per share				$ 0.35			$ 0.35
Deferred underwriting fee payable				$ 8,050,000			$ 8,050,000
Class of warrants or rights term of expiry	5 years
Class of warrants or rights lock in period	3 years
Private Investment In Public Equity [Member] | ZANITE ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Common stock shares subscribed but not issued					34,730,000
Subscription Agreement [Member] | Private Investment In Public Equity [Member] | ZANITE ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Common stock par or stated value per share	$ 10
Common stock shares subscribed but not issued	30,500,000
Common stock value subscribed but not issued	$ 305,000,000
Subscription Agreement [Member] | Private Investment In Public Equity [Member] | Sponsor [Member] | ZANITE ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Common stock shares subscribed but not issued	2,500,000
Common stock value subscribed but not issued	$ 25,000,000
Subscription Agreement [Member] | Private Investment In Public Equity [Member] | EAH [Member] | ZANITE ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Common stock shares subscribed but not issued	17,500,000
Common stock value subscribed but not issued	$ 175,000,000
Commitment to provide price protection	$ 30,000,000
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Tranche One [Member]
Loss Contingencies [Line Items]
Class of warrants or rights number of securities called for by the warrants or rights					900,000
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Tranche Two [Member]
Loss Contingencies [Line Items]
Class of warrants or rights number of securities called for by the warrants or rights					3,600,000
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Tranche Two [Member] | Strategic Investors [Member]
Loss Contingencies [Line Items]
Class of warrants or rights number of securities called for by the warrants or rights	12,000,000
Class of warrants or rights exercise price per share	$ 15
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Tranche Three [Member] | Strategic Investors [Member]
Loss Contingencies [Line Items]
Class of warrants or rights number of securities called for by the warrants or rights	5,000,000
Class of warrants or rights exercise price per share	$ 11.5
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Achievement Of Certain UAM Business Milestones [Member] | Tranche One [Member]
Loss Contingencies [Line Items]
Class of warrants or rights number of securities called for by the warrants or rights	14,150,000
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Achievement Of Certain UAM Business Milestones [Member] | Tranche One [Member] | Strategic Investors [Member]
Loss Contingencies [Line Items]
Class of warrants or rights exercise price per share	$ 0.01
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Maximum [Member] | Strategic Investors [Member]
Loss Contingencies [Line Items]
Class of warrants or rights lock in period	5 years
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Maximum [Member] | Tranche Two [Member] | Strategic Investors [Member]
Loss Contingencies [Line Items]
Class of warrants or rights term of expiry	10 years
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Maximum [Member] | Tranche Three [Member] | Strategic Investors [Member]
Loss Contingencies [Line Items]
Class of warrants or rights term of expiry	10 years
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Maximum [Member] | Achievement Of Certain UAM Business Milestones [Member] | Tranche One [Member] | Strategic Investors [Member]
Loss Contingencies [Line Items]
Class of warrants or rights term of expiry	10 years
Strategic Warrants Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Minimum [Member] | Achievement Of Certain UAM Business Milestones [Member] | Tranche One [Member] | Strategic Investors [Member]
Loss Contingencies [Line Items]
Class of warrants or rights term of expiry	5 years
Strategic Warrants Agreement [Member] | Stategic Investor [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Class of warrants or rights term of expiry	5 years
Strategic Warrants Agreement [Member] | Stategic Investor [Member] | ZANITE ACQUISITION CORP [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Class of warrants or rights lock in period	5 years
Strategic Warrants Agreement [Member] | Stategic Investor [Member] | ZANITE ACQUISITION CORP [Member] | Maximum [Member] | Tranche Three [Member]
Loss Contingencies [Line Items]
Class of warrants or rights term of expiry	10 years
Strategic Warrants Agreement [Member] | Stategic Investor [Member] | ZANITE ACQUISITION CORP [Member] | Maximum [Member] | Achievement Of Certain UAM Business Milestones [Member] | Tranche One [Member]
Loss Contingencies [Line Items]
Class of warrants or rights term of expiry	10 years
Additional Subscription Agreement [Member] | ZANITE ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Class of warrants or rights number of securities called for by the warrants or rights					900,000
Additional Subscription Agreement [Member] | Stategic Investor [Member] | ZANITE ACQUISITION CORP [Member] | Achievement Of Certain UAM Business Milestones [Member]
Loss Contingencies [Line Items]
Class of warrants or rights number of securities called for by the warrants or rights					4,500,000
Class of warrants or rights exercise price per share					$ 0.01
Additional Subscription Agreement [Member] | Private Investment In Public Equity [Member] | Additional Strategic Investor [Member] | ZANITE ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Common stock shares subscribed but not issued			1,000,000		3,000,000	230,000		1,000,000
Common stock value subscribed but not issued			$ 10,000,000		$ 30,000,000	$ 2,300,000		$ 10,000,000
Revised Subscription Agreement [Member] | Private Investment In Public Equity [Member] | ZANITE ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Common stock shares subscribed but not issued			35,730,000					31,500,000
Common stock value subscribed but not issued			$ 357,300,000		$ 347,300,000			$ 315,000,000
Contingent Fee Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Consummation Of Business Combination [Member] | Financial Due Diligence [Member]
Loss Contingencies [Line Items]
Percentage of discount to be applied if transaction is unsuccessful		50.00%
Contingent Amount of fees incurred to be payable upon consummation of business combination				$ 300,000			$ 280,500
Contingent Fee Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Initial Business Combination [Member] | Investment Banking Services [Member]
Loss Contingencies [Line Items]
Contingent fee percentage of the gross proceeds of securities sold in the pipe placement under agreement		4.00%							2.00%
Contingent Fee Agreement [Member] | ZANITE ACQUISITION CORP [Member] | Initial Business Combination [Member] | Advisory Services [Member]
Loss Contingencies [Line Items]
Contingent fee		$ 5,000,000
Contingent fee percentage of aggregate amount of termination payments if business combination is unsuccessful		25.00%
Embraer S A [Member] | Business Combination Agreement [Member] | ZANITE ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Business combination equity interests issued or issuable number of shares	220,000,000
Common stock par or stated value per share	$ 0.0001
Business combination share price	$ 10